Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	BRAZIL — 6.8%
68,858	Ambipar Participacoes e Empreendimentos S/A	$324,872
74,175	Banco ABC Brasil S.A.	280,405
118,041	Cury Construtora e Incorporadora S.A.	313,455
32,430	Hypera S.A.	296,427
45,932	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	279,412
40,251	SLC Agricola S.A.	406,768
145,046	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	417,740
		2,319,079
	CHINA — 15.7%
13,067	Autohome, Inc. - ADR	455,516
155,278	China International Capital Corp. Ltd. - Class H [1]	346,987
376,597	China Yongda Automobiles Services Holdings Ltd.	325,687
87,613	Country Garden Services Holdings Co., Ltd.	236,857
197,692	ENN Natural Gas Co., Ltd. - Class A	529,099
411,600	Focus Media Information Technology Co., Ltd. - Class A	424,758
143,970	Haitian International Holdings Ltd.	441,834
84,095	Longshine Technology Group Co., Ltd. - Class A	312,045
316,885	Tingyi Cayman Islands Holding Corp.	527,169
200,105	Tongcheng Travel Holdings Ltd. *	453,398
569,515	Topsports International Holdings Ltd. [1]	536,628
39,100	Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	268,808
223,895	Yadea Group Holdings Ltd. [1]	510,445
		5,369,231
	COLOMBIA — 1.1%
24,100	Geopark Ltd.	366,561
	GERMANY — 0.9%
2,340	Nagarro S.E. *	320,577
	HONG KONG — 3.7%
110,848	China Mengniu Dairy Co., Ltd. *	534,713
168,235	ESR Group Ltd. [1]	336,820
659,194	WH Group Ltd. [1]	405,973
		1,277,506
	INDIA — 15.9%
77,886	Aegis Logistics Ltd.	363,951
51,415	Cholamandalam Financial Holdings Ltd.	374,827
129,363	City Union Bank Ltd.	251,467
39,835	Cyient Ltd.	429,331
13,846	Dalmia Bharat Ltd.	299,488
166,804	EPL Ltd.	318,668
228,144	Federal Bank Ltd.	376,466

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
243,972	India Grid Trust [1]	$410,914
17,854	KEI Industries Ltd.	353,765
22,844	Mahindra & Mahindra Ltd.	386,145
132,450	Redington Ltd.	300,872
56,575	SIS Ltd. *	258,941
57,540	Sobha Ltd.	423,689
50,684	UPL Ltd.	470,093
4,950	WNS Holdings Ltd. - ADR *	419,413
		5,438,030
	INDONESIA — 2.2%
4,244,987	Mitra Adiperkasa Tbk P.T. *	368,675
13,435,513	Pakuwon Jati Tbk P.T.	401,863
		770,538
	LUXEMBOURG — 2.4%
9,110	Befesa S.A. [1]	522,581
112,735	L'Occitane International S.A.	313,657
		836,238
	MEXICO — 4.4%
141,055	Corp Inmobiliaria Vesta S.A.B. de C.V.	385,325
410,802	Genomma Lab Internacional S.A.B. de C.V. - Class B	385,703
192,671	GMexico Transportes S.A.B. de C.V. [1]	417,460
182,630	Grupo Traxion S.A.B. de C.V. *,1	336,930
		1,525,418
	PHILIPPINES — 2.3%
69,156	ACEN Corp.	8,897
32,052	Ayala Corp.	416,831
580,504	Puregold Price Club, Inc.	356,585
		782,313
	POLAND — 2.2%
4,085	Dino Polska S.A. *,1	370,080
13,667	LiveChat Software S.A.	397,544
		767,624
	SINGAPORE — 0.7%
9,470	Karooooo Ltd.	244,610
	SOUTH AFRICA — 3.9%
375,610	Advtech Ltd.	400,668
22,491	Bid Corp. Ltd.	463,392

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
35,892	Bidvest Group Ltd.	$463,254
		1,327,314
	SOUTH KOREA — 13.8%
23,605	Cheil Worldwide, Inc.	421,839
15,101	Doosan Bobcat, Inc.	428,539
12,970	Fila Holdings Corp.	409,657
2,739	Hansol Chemical Co., Ltd. *	472,274
5,347	KIWOOM Securities Co., Ltd. *	428,747
32,515	NICE Information Service Co., Ltd. *	343,958
5,255	Orion Corp. *	531,916
4,864	Osstem Implant Co., Ltd.	739,915
4,532	Samsung Electro-Mechanics Co., Ltd.	529,306
14,335	SFA Engineering Corp.	436,668
		4,742,819
	TAIWAN — 12.8%
81,200	Chroma ATE, Inc.	503,903
71,377	Elite Material Co., Ltd.	433,524
87,145	Ennoconn Corp.	651,967
28,906	King Slide Works Co., Ltd.	390,830
358,475	King Yuan Electronics Co., Ltd.	459,926
176,786	Lite-On Technology Corp.	392,836
13,954	Lotes Co., Ltd.	354,725
40,681	Universal Vision Biotechnology Co., Ltd.	443,828
23,433	Yageo Corp. *	425,331
84,730	Zhen Ding Technology Holding Ltd.	312,877
		4,369,747
	THAILAND — 1.5%
4,378,848	WHA Corp. PCL	503,216
	UNITED ARAB EMIRATES — 1.9%
271,438	Emaar Properties PJSC	412,452
68,863	Network International Holdings PLC *,1	223,968
		636,420
	UNITED KINGDOM — 2.1%
289,867	Helios Towers PLC *	382,392
17,285	Mondi PLC	322,852
		705,244
	UNITED STATES — 2.6%
45,115	Kosmos Energy Ltd. *	356,860

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
177,280	Samsonite International S.A. *,1	$528,112
		884,972
	Total Common Stocks
	(Cost $29,466,409)	33,187,457

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$958,117	UMB Money Market Fiduciary, 0.01%[2]	958,117
	Total Short-Term Investments
	(Cost $958,117)	958,117
	TOTAL INVESTMENTS — 99.7%
	(Cost $30,424,526)	34,145,574
	Other Assets in Excess of Liabilities — 0.3%	106,829
	TOTAL NET ASSETS — 100.0%	$34,252,403

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,946,898, which represents 14.44% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.